Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 – Related Party Transactions

Pursuant to the terms of the Share Exchange (as defined below) the Edgemode board of directors increased the number of seats on the board to three members and Niclas Adler, the chief executive officer of SAPL, was appointed to fill the vacancy. The Board further approved Edgemode to enter into an employment agreement with Dr. Adler and appoint Dr. Adler as Chief Technology Officer of Edgemode (the “Adler Employment Agreement”). Pursuant to the terms of the Adler Employment Agreement, Dr. Adler will be paid an annual base salary of $400,000 and has been issued a five-year non-qualified stock option to purchase up to 385,789,700 shares of Edgemode common stock at an exercise price of $0.005. Additionally, based on Dr. Adler’s time devoted to Edgemode, he will be entitled to receive a quarterly bonus of $150,000. These terms are based on full-time engagement and it has been agreed that Dr. Adler will have a 50% engagement for the first three months of his employment.

The Adler Employment Agreement may be terminated with cause at any time and, if terminated with cause, Dr. Adler would be entitled to compensation only for the period ending with the date of such termination. The Adler Employment Agreement may also be terminated by Edgemode without cause upon providing Dr. Adler with 30 days’ prior written notice. In the event of termination without cause, Edgemode would continue to pay Dr. Adler his annual base salary and any benefits for the lesser of: (i) the balance of the term of the Adler Employment Agreement or (ii) 12 months from the date of termination, together with any performance bonuses (as defined in the Adler Employment) which may have been earned as of the date of termination.

During the six months ended June 30, 2025, in satisfaction of $769,989 of the accrued salary for each of Mr. Faulkner and Mr. Wajcenberg, the Company (1) agreed to issue to each of Charles Faulkner and Simon Wajcenberg 256,660,163 shares of restricted common stock at a conversion price and (2) amended options held by each of Mr. Faulkner and Mr. Wajcenberg to (i) purchase up to 76,619,603 shares of the Company’s common stock at an exercise price of $0.10 per share, as amended on March 3, 2023, which vest upon the closing of the purchase of at least $15 million of crypto mining equipment (the “2022 Options”) and (ii) purchase up to 77,000,000 shares of the Company’s common stock at an exercise price of $0.04 per share, which shall vest upon the Company closing on the purchase of at least $15 million of crypto mining equipment (the “2023 Options”), to eliminate the vesting requirements of the 2022 Options and 2023 options. The 2022 Options and 2023 Options are fully vested as of February 1, 2025. As a result of the removal of the vesting conditions on the outstanding options, the Company recorded $21,679,711 in stock-based compensation during the six months ending June 30, 2025.

In addition, in satisfaction of $50,000 of the accrued salary for each of Mr. Faulkner and Mr. Wajcenberg, the Company amended each of Mr. Faulkner and Mr. Wajcenberg options to purchase up to: (1) 31,979,352 shares of the Company’s common stock dated January 31, 2022, exercisable at $0.06 per share (the “January 2022 Grants”); (2) 76,619,303 shares of the Company’s common stock dated September 12, 2022, as amended, exercisable at $0.10 per share (the “September 2022 Grants”) and (3) 77,000,000 shares of the Company’s common stock dated March 1, 2023, exercisable at $0.04 per share (the “2023 Grants”; the January 2022 Grants, September 2022 Grants, and the March 2023 Grants; collectively the “Option Grants”), to reduce the exercise price of the Option Grants to $0.005 per share. The change in exercise price did not result in any additional incremental value in excess of the salary settled.

Pursuant to the Share Exchange, Mr. Faulkner and Mr. Wajcenberg entered into amendments to their Executive Employment Agreements, to increase their base salary to $400,000 per annum and a quarterly bonus of up to $150,000 at the discretion of the Board. Additionally, the Board approved the issuance of stock option grants to purchase up to 257,193,133 shares of common stock to each Mr. Faulkner and Mr. Wajcenberg. The common stock options have an exercise price of $0.005, are exercisable immediately, and have a term of 5 years.

As of June 30, 2025 and December 31, 2024 the Company owed the executive officers of the Company $407,990 and $1,616,090 in accrued payroll for services performed.

As of June 30, 2025 and December 31, 2024, the Company owed the executive officers $22,825 and $32,725, respectively, for working capital advances. The advances are non-interest bearing and are due on demand. During the six months ending June 30, 2025, the Company repaid $9,900 of the amounts owed.